(Oppenheimer Institutional Money Market Fund)
Investment Objective. The Fund seeks income consistent with stability of principal.
Fees and Expenses of the Fund. The table below describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund.
Shareholder Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer Institutional Money Market Fund)		Class E	Class L	Class P
Management Fees		0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.01%	0.06%	0.06%
Total Annual Fund Operating Expenses		0.11%	0.16%	0.41%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.11%	0.16%	0.21%
[1]	The Fund's Distributor has contractually agreed to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Fund. This fee waiver may not be amended or withdrawn for one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed:
Expense Example (Oppenheimer Institutional Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class E	11	36	62	141
Class L	16	52	90	205
Class P	22	112	210	499

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Institutional Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class E	11	36	62	141
Class L	16	52	90	205
Class P	22	112	210	499

Principal Investment Strategies. The Fund is a money market fund that invests in a variety of money market instruments to seek income consistent with stability of principal. Money market instruments are short-term, high-quality, dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. Money market instruments include domestic and foreign bank obligations, repurchase agreements, floating and variable rate notes, asset-backed securities, guaranteed obligations, commercial paper, and other short-term corporate and governmental debt obligations.

To be considered "high-quality," a debt instrument must be rated in one of the two highest credit-quality categories for short-term securities by a nationally recognized statistical rating service or, if a security is unrated, it must be determined by OppenheimerFunds, Inc., the Fund's sub-adviser (the "Sub-Adviser"), under the supervision of the Fund's Board, to be of comparable quality to rated securities in one of those two categories. The securities purchased by the Fund are subject to the quality, maturity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and other rules of the Securities and Exchange Commission ("SEC").

Principal Risks. All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors. However, the Fund's investments must meet strict standards set by its Board of Trustees and special rules under Federal law for money market funds. Those requirements include maintaining high credit quality, a short average maturity and diversification of the Fund's investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund's portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund's yield will likely be lower than the yield on longer-term fixed-income funds.

Even so, there are risks that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

Main Risks of Money Market Instruments. Money market instruments may be subject to interest rate risk, credit risk, extension risk, reinvestment risk, prepayment risk, and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Main Risks of Investments in Foreign Issuers. Investments in foreign issuers are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. The value of investments in foreign issuers may be affected by foreign regulations, foreign taxes, higher costs, illiquidity, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Bank Obligations Risk. Bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Asset-Backed Securities Risk. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, particularly during periods of economic downturn. Certain asset-backed securities are subject to prepayment and extension risks.

Repurchase Agreements Risk. Although repurchase agreements must be fully collateralized, if the Fund's counterparty defaults on its obligations under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Risks Relating to Investments By Other Oppenheimer Funds. Other Oppenheimer funds may invest all or a portion of their uninvested cash in shares of the Fund and may own a signification portion of the Fund's shares. These Oppenheimer funds may increase or reduce the amount of their investments in the Fund frequently, particularly under volatile market conditions, and in certain circumstances, such activity could require the Fund to purchase or sell portfolio securities, which may increase the Fund's transaction costs and/or reduce its performance.

Regulatory Risk. In June 2013, the SEC proposed reforms to money market fund regulation, which, if adopted, may affect the Fund's operations and/or return potential.

Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield.

Who Is the Fund Designed For? The Fund is designed for institutional investors who want to earn income at money market rates while preserving the value of their investment and maintaining easy access to their investment through wire redemption privileges. The Fund will invest in a variety of money market instruments to seek income consistent with stability of principal and to try to maintain a stable share price of $1.00. Income on short-term securities tends to be lower than income on longer-term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed-income funds. The Fund does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance for Class E Shares from calendar year to calendar year and by showing the Fund's average annual returns for the periods of time shown in the table. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at:

https://www.oppenheimerfunds.com/fund/InstitutionalMoneyMarketFund

During the period shown, the highest return for a calendar quarter was 1.34% (3rd Qtr 07) and the lowest return was 0.04% (2nd and 3rd Qtr 11). For the period from January 1, 2013 to June 30, 2013 the cumulative return before taxes was 0.07%.

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns (Oppenheimer Institutional Money Market Fund)	Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class E	Oct. 03, 2006	0.20%	0.86%	1.74%
Class L	Oct. 03, 2006	0.14%	0.81%	1.72%
Class P	May 21, 2007	0.10%	0.77%	1.26%

The Fund's performance reflects reinvestment of all dividends and capital gains distributions.

[1]	Expenses have been restated to reflect current fees. Expenses have been restated to reflect current fees.